Fair Value Measurements - Additional Information (Details) $ in Thousands	Sep. 25, 2021 USD ($)
European Wax Center, Inc. and Subsidiaries | Term Loan [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Debt Instrument, Fair Value Disclosure	$ 180,000